INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details Narrative
Net operating loss carryforwards	$ 25,239,000
Net operating loss carryforwards, Future tax benefits	8,581,000	8,840,000
Net operating loss carryforwards expiration period	2029
Deferred tax assets	5,659,000	6,194,000
Income before taxes	1,561,000	3,372,000
Income tax expense (benefit)	545,000	746,000
Deferred tax assets reduction	$ 535,000	$ 709,000